Revenue and segment information (Revenue information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
Segment results	4,773,736	3,119,460	1,973,147
Interest income	292,724	264,554	234,604
Interest expense	(9,200,612)	(10,762,718)	(10,486,412)
Impairment loss	(8,925,049)	(6,184,857)	(1,796,482)
Credit loss	(172,711)	(74,557)	(40,967)
Net gain/ (loss) on disposal of non-current assets	(626,657)	69,449	42,506
Share of profits less losses of associates and joint ventures	1,774,322	1,185,622	1,823,415
Income tax expense	(2,163,173)	(2,011,255)	(643,173)
External revenue [member]
Disclosure of operating segments [line items]
Revenue	169,446,338	174,009,401	169,550,624
Total [member]
Disclosure of operating segments [line items]
Revenue	169,446,338	174,009,401	169,550,624
Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(430,614)	(468,181)	(471,902)
PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Revenue	169,439,187	173,583,125	169,861,165
Segment results	8,756,946	4,617,066	3,622,485
Interest income	292,759	264,970
Interest expense	(9,192,325)	(10,718,763)
Impairment loss	(6,113,664)	(5,937,079)	(1,146,152)
Credit loss	(120,016)	(74,557)	(42,578)
Depreciation and amortization	(21,266,170)	(20,932,774)
Net gain/ (loss) on disposal of non-current assets	(612,246)	137,088	69,123
Share of profits less losses of associates and joint ventures	1,615,192	986,310	1,684,659
Income tax expense	(3,110,408)	(2,435,005)	(1,028,947)
PRC GAAP | Total [member]
Disclosure of operating segments [line items]
Revenue	169,869,801	174,051,306	170,333,067
Segment results			3,622,485
Interest income			235,738
Interest expense			(10,446,704)
Impairment loss			(1,146,152)
Credit loss			(42,578)
Depreciation and amortization			(19,826,289)
Net gain/ (loss) on disposal of non-current assets			69,123
Share of profits less losses of associates and joint ventures			1,684,659
Income tax expense			(1,028,947)
PRC GAAP | Total [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue			169,861,165
PRC GAAP | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(430,614)	(468,181)	(471,902)
PRC power segment [member]
Disclosure of operating segments [line items]
Revenue			157,326,267
PRC power segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	154,088,674	155,641,635
PRC power segment [member] | PRC GAAP
Disclosure of operating segments [line items]
Revenue			157,636,808
Segment results			3,596,245
Interest income			163,699
Interest expense			(9,879,911)
Impairment loss			(895,121)
Credit loss			(38,368)
Depreciation and amortization			(18,909,485)
Net gain/ (loss) on disposal of non-current assets			70,186
Share of profits less losses of associates and joint ventures			640,057
Income tax expense			(1,146,997)
PRC power segment [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Revenue	154,174,151	155,739,959	157,636,808
Segment results	7,634,662	4,658,738
Interest income	144,124	163,389
Interest expense	(8,096,150)	(9,295,893)
Impairment loss	(6,114,200)	(5,445,635)
Credit loss	(49,116)	(6,570)
Depreciation and amortization	(20,237,935)	(20,012,936)
Net gain/ (loss) on disposal of non-current assets	(612,263)	132,902
Share of profits less losses of associates and joint ventures	1,316,377	745,980
Income tax expense	(3,087,995)	(2,501,871)
PRC power segment [member] | PRC GAAP | Total [member]
Disclosure of operating segments [line items]
Revenue	154,174,151	155,739,959
Overseas segment [member]
Disclosure of operating segments [line items]
Revenue			12,002,860
Overseas segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	15,097,673	18,135,461
Overseas segment [member] | PRC GAAP
Disclosure of operating segments [line items]
Revenue			12,002,860
Segment results			(363,636)
Interest income			69,841
Interest expense			(465,099)
Impairment loss			(251,031)
Credit loss			(4,210)
Depreciation and amortization			(774,625)
Net gain/ (loss) on disposal of non-current assets			(1,052)
Share of profits less losses of associates and joint ventures			737,185
Income tax expense			134,573
Overseas segment [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Revenue	15,005,045	17,610,861	12,002,860
Segment results	896,315	162,465
Interest income	145,955	100,177
Interest expense	(943,797)	(1,308,380)
Impairment loss	536	(6,119)
Credit loss	(70,900)	(67,987)
Depreciation and amortization	(809,284)	(752,285)
Net gain/ (loss) on disposal of non-current assets	20	4,189
Income tax expense	(6,063)	89,006
Overseas segment [member] | PRC GAAP | Total [member]
Disclosure of operating segments [line items]
Revenue	15,005,045	17,610,861
All other segments [member]
Disclosure of operating segments [line items]
Revenue			693,399
All other segments [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	690,605	700,486
All other segments [member] | PRC GAAP
Disclosure of operating segments [line items]
Revenue			693,399
Segment results			389,876
Interest income			2,198
Interest expense			(101,694)
Depreciation and amortization			(142,179)
Net gain/ (loss) on disposal of non-current assets			(11)
Share of profits less losses of associates and joint ventures			307,417
Income tax expense			(16,523)
All other segments [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Revenue	259,991	232,305	221,497
Segment results	225,969	(204,137)
Interest income	2,680	1,404
Interest expense	(152,378)	(114,490)
Impairment loss		(485,325)
Depreciation and amortization	(218,951)	(167,553)
Net gain/ (loss) on disposal of non-current assets	(3)	(3)
Share of profits less losses of associates and joint ventures	298,815	240,330
Income tax expense	(16,350)	(22,140)
All other segments [member] | PRC GAAP | Total [member]
Disclosure of operating segments [line items]
Revenue	690,605	700,486
All other segments [member] | PRC GAAP | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	¥ (430,614)	¥ (468,181)	¥ (471,902)